Schedule of Other Receivable Related Party Allowance for Credit Loss (Details)		6 Months Ended				12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2025 SGD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)	Jun. 30, 2025 SGD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Allowance for expected credit losses		$ (422,963)	[1]			$ (445,043)	[2]						$ (556,530)	[1]	$ (593,390)	[1]	$ (575,200)	[2]
Beginning balance		445,043	[2]	$ 593,390	[1]			$ 575,200	[2]
Ending balance		422,963	[1]	556,530	[1]	445,043	[2]	593,390	[1]	$ 575,200	[2]
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables related party		422,963	[1]			445,043	[2]						556,530	[1]	593,390	[1]	575,200	[2]
Allowance for expected credit losses		(422,963)				(445,043)						$ (586,542)	(556,530)		(593,390)		(575,200)
Other receivables related parties		22,800				22,500							30,000		30,000		242,794
Beginning balance		445,043		593,390		431,400		575,200		586,542		589,638
Exchange rate effect		(22,080)		(36,860)		13,643		18,190		(11,342)		(3,096)
Ending balance		422,963		$ 556,530		445,043		$ 593,390		$ 575,200		$ 586,542
Ang Poh Hwee [Member]
Related Party Transaction [Line Items]
Other receivables related parties		$ 22,800	[3]			22,500	[4]						$ 30,000	[3]	30,000	[3],[4]	30,000	[4]
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Other receivables related parties	[5]																$ 212,794

[1]	Management service provided to the Joint Venture company.
[2]	Management service provided to the Joint Venture company.
[3]	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.
[4]	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.
[5]	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.